RELATED PARTY TRANSACTIONS - Schedule of Related Parties (Details) - Related Party [Member]	Sep. 30, 2025	Mar. 31, 2025
Shanghai Changyun Industrial Development Co., Ltd [Member] | Shanghai Tuwen Office Equipment Co., Ltd [Member] | Non Controlling Shareholder [Member]
RELATED PARTY TRANSACTIONS - Schedule of Related Parties (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Shanghai Changyun Industrial Development Co., Ltd [Member] | Peidong Xia [Member] | Non Controlling Shareholder [Member]
RELATED PARTY TRANSACTIONS - Schedule of Related Parties (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Qinghai ESHALLGO Information Technology Co., Ltd [Member] | Qinghai Jiayuan Mingyue Trade Co., Ltd [Member] | Non Controlling Shareholder [Member]
RELATED PARTY TRANSACTIONS - Schedule of Related Parties (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Qinghai ESHALLGO Information Technology Co., Ltd [Member] | Yun Li [Member] | Non Controlling Shareholder [Member]
RELATED PARTY TRANSACTIONS - Schedule of Related Parties (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Hangzhou ESHALLGO Information Technology Co., Ltd [Member] | Hangzhou Shilian Office Equipment Co Ltd [Member] | Non Controlling Shareholder [Member]
RELATED PARTY TRANSACTIONS - Schedule of Related Parties (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Shijiazhuang ESHALLGO Information Technology Co, Ltd [Member] | Hebei Leading Future Technology Co., Ltd [Member] | Non Controlling Shareholder [Member]
RELATED PARTY TRANSACTIONS - Schedule of Related Parties (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Junzhang Digital Technology (Suzhou) Co., Ltd [Member] | Zhongyang Pan [Member] | Family Member Of Non Controlling Shareholder [Member]
RELATED PARTY TRANSACTIONS - Schedule of Related Parties (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Junzhang Digital Technology (Suzhou) Co., Ltd [Member] | Jialiang Wang [Member] | Family Member Of Non Controlling Shareholder [Member]
RELATED PARTY TRANSACTIONS - Schedule of Related Parties (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%